[Transamerica Financial Life Insurance Company Letterhead]

March 15, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	TFLIC Separate Account C
Prism Variable Annuity
File No.333-65159, 811-9062, CIK 947506
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), TFLIC Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: Calvert Variable Series, Inc. and Dreyfus Socially Responsible Growth Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	Calvert Variable Series, Inc. (CIK:708950) filed March 10, 2004

•	Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 890064) filed March 1, 2004

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed

Brenda D. Sneed Assistant General Counsel